Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Effective Interest Rate [Table Text Block]
During the years ended December 31, 2014, the Company recorded the following expense in relation to the Convertible Notes at the effective rate of 5.00%:

(In millions)
Interest expense at 3.5% coupon rate	11
Debt discount amortization	4
Debt issuance costs amortization	1
$16

Schedule of long-term debt
The Company's borrowings, including short term and long term portions consisted of the following:

	December 31, 2014	December 31, 2013	Interest rate % (a)
	(In millions, except rates)
Convertible Notes, due 2019 (b)	$326	—	3.50
Senior Notes, due 2024	500	—	5.375
Project-level debt:
Alta Wind I, lease financing arrangement, due 2034	261	—	7.015
Alta Wind II, lease financing arrangement, due 2034	205	—	5.696
Alta Wind III, lease financing arrangement, due 2034	212	—	6.067
Alta Wind IV, lease financing arrangement, due 2034	138	—	5.938
Alta Wind V, lease financing arrangement, due 2035	220	—	6.071
Alta Wind X, due 2021	300	—	L+2.00
Alta Wind XI, due 2021	191	—	L+2.00
Alta Realty Investments, due 2031	34	—	7.00
Alta Wind Asset Management, due 2031	20	—	L+2.375
NRG West Holdings LLC, due 2023	506	512	L+2.25 - L+2.875; L+2.25 - L+2.75
NRG Marsh Landing LLC, due 2017 and 2023	464	473	L+ 1.75 - L+1.875; L+2.75 - L+3.00
Walnut Creek Energy LLC, due 2023	391	—	L+1.625
Tapestry Wind LLC, due 2021	192	—	L+1.625
NRG Solar Alpine LLC, due 2014 and 2022	163	221	L+1.75 - L+2.50; L+2.25 - L+2.50
NRG Energy Center Minneapolis LLC, due 2017 and 2025	121	127	5.95 -7.31
Laredo Ridge LLC, due 2026	108	—	L+1.875
NRG Solar Borrego LLC, due 2024 and 2038	75	78	L+ 2.50/5.65
South Trent Wind LLC, due 2020	65	69	L+2.75;L+2.625
NRG Solar Avra Valley LLC, due 2031	63	63	L+1.75; L+2.25
TA High Desert LLC, due 2023 and 2033	55	80	L+2.50/5.15
WCEP Holdings LLC, due 2023	46	—	L+3.00
NRG Roadrunner LLC, due 2031	42	44	L+2.01
NRG Solar Kansas South LLC, due 2031	35	58	L+2.00;L+2.625
NRG Solar Blythe LLC, due 2028	22	24	L+2.75
PFMG and related subsidiaries financing agreement, due 2030	31	32	6.00
NRG Energy Center Princeton LLC, due 2017	1	2	5.95
Subtotal project-level debt:	3,961	1,783
Total debt	4,787	1,783
Less current maturities	214	214
Total long-term debt	$4,573	$1,569

(a) As of December 31, 2014, L+ equals 3 month LIBOR plus x%, except for RE Kansas South where L+ equals 6 month LIBOR plus x%.

Summary of swaps related to the Company's project level debt

The following table summarizes the swaps, some of which are forward starting as indicated, related to the Company's project level debt as of December 31, 2014.

	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2014 (In millions)	Effective Date	Maturity Date
NRG Marsh Landing LLC	75%	3.244%	3-Month LIBOR	$431	June 28, 2013	June 30, 2023
NRG West Holdings LLC	75%	2.417%	3-Month LIBOR	384	November 30, 2011	August 31, 2023
South Trent Wind LLC	75%	3.265%	3-Month LIBOR	48	June 15, 2010	June 14, 2020
South Trent Wind LLC	75%	4.95%	3-Month LIBOR	21	June 30, 2020	June 14, 2028
NRG Solar Roadrunner LLC	75%	4.313%	3-Month LIBOR	31	September 30, 2011	December 31, 2029
NRG Solar Blythe LLC	75%	3.563%	3-Month LIBOR	17	June 25, 2010	June 25, 2028
NRG Solar Avra Valley LLC	85%	2.333%	3-Month LIBOR	54	November 30, 2012	November 30, 2030
NRG Solar Alpine LLC	85%	2.744%	3-Month LIBOR	129	various	December 31, 2029
NRG Solar Alpine LLC	85%	2.421%	3-Month LIBOR	10	June 24, 2014	June 30, 2025
Kansas South LLC	75%	2.368%	3-Month LIBOR	26	June 28, 2013	December 31, 2030
NRG Solar Borrego LLC	75%	1.125%	3-Month LIBOR	11	April 3, 2013	June 30, 2020
Alta X	100%	various	3-Month LIBOR	174	December 31, 2013	December 31, 2015
Alta X	100%	various	3-Month LIBOR	126	December 31, 2013	December 31, 2025
Alta X	100%	various	3-Month LIBOR	162	December 31, 2015	December 31, 2020
Alta X	100%	various	3-Month LIBOR	103	December 31, 2020	December 31, 2025
Alta XI	100%	various	3-Month LIBOR	138	December 31, 2013	December 31, 2015
Alta XI	100%	various	3-Month LIBOR	54	December 31, 2013	December 31, 2025
Alta XI	100%	various	3-Month LIBOR	103	December 31, 2015	December 31, 2020
Alta XI	100%	various	3-Month LIBOR	65	December 31, 2020	December 31, 2025
AWAM	100%	2.47%	3-Month LIBOR	20	May 22, 2013	May 15, 2031
Laredo Ridge	90%	2.31%	3-Month LIBOR	86	March 31, 2011	March 31, 2026
Tapestry	90%	2.21%	3-Month LIBOR	172	December 30, 2011	December 21, 2021
Tapestry	50%	3.57%	3-Month LIBOR	60	December 21, 2021	December 21, 2029
Walnut Creek Energy	90%	various	3-Month LIBOR	345	June 28, 2013	May 31, 2023
WCEP Holdings	90%	4.003%	3-Month LIBOR	47	June 28, 2013	May 31, 2023
Total				$2,817

Schedule of annual payments based on the maturities of NRG Yield's debt	Annual payments based on the maturities of the Company's debt, for the years ending after December 31, 2014, are as follows:

(In millions)
2015	$214
2016	246
2017	259
2018	264
2019	625
Thereafter	3,198
Total	$4,806